Related Party Transactions - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
R&D Collaboration
Related Party Transactions
Collaboration agreements led to financial impact	€ 2,021	€ 2,050